Loss per share (Tables)	12 Months Ended
Oct. 31, 2024
Number Of Warrants [Abstract]
Disclosure of detailed information about basic and diluted loss per share [Table Text Block]
	2024	2023	2022
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$(3,062,798)	$(2,691,670)	$(2,287,095)
Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	529,474,454	490,310,376	451,177,796